SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,474	$ 1,024	¥ 6,946	¥ 3,583
Short-term investments	3,603	494	2,189
Other current assets	800	108	949
Total current assets	13,215	1,810	12,056
Total assets	62,552	8,570	63,532
Current liabilities:
Short-term debt	880	120	4,049
Dividends payable	0	0	2,085
Amount due to subsidiaries	74	10	77
Accrued expenses and other current liabilities	4,006	549	3,261
Total current liabilities	13,321	1,825	17,411
Long-term debt	4,546	623	1,265
Total liabilities	50,281	6,889	51,283
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,210,392,530 and 3,105,094,690 shares issued as of December 31, 2023 and 2024, and 3,159,046,350 and 3,083,916,600 shares outstanding as of December 31, 2023 and 2024, respectively)	0	0	0
Treasury shares (51,346,180 and 21,178,090 shares as of December 31, 2023 and 2024, respectively)	(274)	(38)	(906)
Additional paid-in capital	9,620	1,318	11,861
Retained earnings	2,449	336	794
Accumulated other comprehensive income	382	52	386
Total equity	12,177	1,668	12,135
Total liabilities and equity	62,552	8,570	63,532
Parent Company
Current assets:
Cash and cash equivalents	1,869	256	4,382
Short-term investments	863	118	576
Other current assets	2	0	24
Total current assets	2,734	374	4,982
Investment in and amount due from subsidiaries	18,103	2,480	15,760
Total assets	20,837	2,854	20,742
Current liabilities:
Short-term debt			3,537
Dividends payable	0	0	2,085
Amount due to subsidiaries	4,990	684	2,897
Accrued expenses and other current liabilities	76	10	88
Total current liabilities	5,066	694	8,607
Long-term debt	3,594	492	0
Total liabilities	8,660	1,186	8,607
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,210,392,530 and 3,105,094,690 shares issued as of December 31, 2023 and 2024, and 3,159,046,350 and 3,083,916,600 shares outstanding as of December 31, 2023 and 2024, respectively)	0	0	0
Treasury shares (51,346,180 and 21,178,090 shares as of December 31, 2023 and 2024, respectively)	(274)	(38)	(906)
Additional paid-in capital	9,620	1,318	11,861
Retained earnings	2,449	336	794
Accumulated other comprehensive income	382	52	386
Total equity	12,177	1,668	12,135
Total liabilities and equity	¥ 20,837	$ 2,854	¥ 20,742